Subsequent Events (Details) (Subsequent Event [Member], Centrifugal Compression business [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Subsequent Event [Member] | Centrifugal Compression business [Member]
Subsequent Event [Line Items]
Revenues from discontinued operations	$ 398